Schedule of capital monitored by index (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Less: Cash and cash equivalents	R$ 3,472,845,000	R$ 3,222,768
Net income	5,048,602,000	3,909,750,000	R$ 2,062,869,000
Deferred IRPJ and CSLL	790,406,000	24,896,000	258,974,000
Provision for IRPJ and CSLL	469,226,000	1,260,469,000	416,687,000
Depreciation and amortization	1,082,539,000	1,009,912,000	R$ 950,726,000
Capital Management [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	3,678,444,000	3,188,531,000
Debentures	8,147,617,000	6,757,481,000
Less: Cash and cash equivalents	(3,472,845,000)	(3,222,768,000)
Less: Bonds and securities (current)	(16,121,000)	(1,465,000)
Less: Bonds and securities (noncurrent) - debt contract guarantees	(237,183,000)	(175,901,000)
Less: Collaterals and escrow accounts STN	(142,764,000)	(133,521,000)
Adjusted net debt	7,957,148,000	6,412,357,000
Net income	3,859,045,000	3,834,172,000
Equity in earnings of investees	(366,314,000)	(193,547,000)
Deferred IRPJ and CSLL	790,406,000	24,896,000
Provision for IRPJ and CSLL	469,226,000	1,260,469,000
Financial expenses (income), net	327,361,000	(866,271,000)
Depreciation and amortization	1,082,539,000	1,009,913,000
Ebitda from discontinued operations	1,872,381,000	259,560,000
Adjusted ebitda	R$ 8,034,644,000	R$ 5,329,192,000
Adjusted net debt / Ebitda (in R$ per share)	R$ 0.99	R$ 1.20